Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share	Earnings per share
25.1.    Basic earnings per share is computed by dividing earning by the weighted-average number of common shares outstanding for the period, without consideration for potentially dilutive securities. The following table presents the calculation of basic earnings per share (in thousands, except share and per share amounts):

	Year ended December 31,
	2025	2024	2023
Numerator:
Profit applicable to DoubleDown Interactive Co., Ltd.	$102,498	$124,105	$101,039
Weighted average shares outstanding - basic	2,477,672	2,477,672	2,477,672
Basic earnings per share	$41.37	$50.09	$40.78
25.2.    Diluted earnings per share is computed by dividing profit applicable to owners of the Company by the weighted-average number of common shares and dilutive common share equivalents outstanding for the period. The Company does not have dilutive potential ordinary shares outstanding. Accordingly, the diluted earnings per share for the years ended December 31, 2025, 2024 and 2023 are the same as the basic earnings per share.